Voya Retirement Conservative Portfolio Investment Objectives and Goals - Voya Retirement Conservative Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Voya Retirement Conservative Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks a high level of total return (consisting of capital appreciation and income) consistent with a conservative level of risk relative to the other Voya Retirement Portfolios.